UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA CAPITAL GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2005

[LOGO OF USAA]
   USAA(R)

                    USAA CAPITAL
                          GROWTH Fund

                              [GRAPHIC OF USAA CAPITAL GROWTH FUND]

                   S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

    Portfolio of Investments                                                14

    Notes to Portfolio of Investments                                       21

    Financial Statements                                                    22

    Notes to Financial Statements                                           25

    Expense Example                                                         38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                           WE BELIEVE LONG-TERM RATES COULD
                                        GRADUALLY RISE OVER THE COURSE OF 2005,
[PHOTO OF CHRISTOPHER W. CLAUS]         BUT DON'T THINK MARKET CONDITIONS WILL
                                            DRIVE LONG-TERM RATES OVER 5%.

                                                          "

                                                                 February 2005
--------------------------------------------------------------------------------

                 Despite predictions to the contrary, long-term interest rates basically ended the year where they started. The 10-year U.S. Treasury rates started 2004 at 4.25% and ended the year at 4.22%. This is significant because the behavior of long-term interest rates affects the balance between risk and return in both the stock and bond markets.

                 Could investors be surprised again by long-term interest rates in 2005? We are inclined to think so.

                 After 9/11 and the subsequent recession, the Federal Reserve Board (the Fed) pumped significant liquidity into the U.S. monetary system to stimulate spending and borrowing. As the economy improved, the Fed began raising short-term rates in measured increments. We expect the Fed to continue tightening until short-term rates reach at least 3.5%, which may happen by the end of 2005.

                 However, while the Fed controls short-term rates, MARKET DYNAMICS DRIVE THE DIRECTION AND MAGNITUDE OF CHANGE IN LONG-TERM RATES. Apparently, the market does not foresee economic conditions that would justify higher long-term rates. As a result, these rates stayed relatively steady.

                 What are some factors that COULD lead to an increase in long-term rates? One is the financing of the U.S. budget deficit. Some pundits predict that foreign investors will abandon U.S. Treasuries - the

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 principal way in which the deficit is financed. We consider this scenario unlikely and expect Treasuries to continue serving as a safe haven for all investors. Another catalyst for higher long-term rates would be dramatic growth in the gross domestic product (GDP) and associated job creation. We anticipate modest GDP growth of approximately 3.5%, with surprises unlikely on the upside. Job growth is expected to be moderate, helping keep a lid on inflation. The third cause would be an increase in prices. If consumer demand rises and productivity does not keep pace, companies will be forced to hire additional workers - a cost they would try to pass on to customers. In our opinion, there will not be significant price inflation; most companies still have excess capacity, and the competitive environment will probably limit price increases.

                 We believe long-term rates could gradually rise over the course of 2005, but don't think market conditions will drive long-term rates over 5%. As rates go up, bond prices will go down. However, bond fund managers are already working to reduce the downside risk, and if rates DO rise dramatically, they will be able to buy bonds at higher interest rates, increasing possible income. In the long run, interest income is what really drives total return in a bond fund. The equity markets, however, would prefer lower long-term rates. Equities tend to perform better in a lower-rate environment but, even with long-term rates at 5%, equities should still be able to provide mid-single-digit returns.

                 Whatever happens in the coming months, your portfolio management team will continue working hard on your behalf. From everyone at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CAPITAL GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------
                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in equity securities of companies with the prospect of rapidly growing earnings. To a great extent, these investments will tend to be in companies with small-market capitalizations.

--------------------------------------------------------------------------------
                                           1/31/05                7/31/04
--------------------------------------------------------------------------------
Net Assets                              $96.6 Million          $79.0 Million
Net Asset Value Per Share                   $7.31                  $6.27

--------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
--------------------------------------------------------------------------------

7/31/04 TO 1/31/05*           1 YEAR             SINCE INCEPTION 10/27/00
     16.59%                   9.10%                   -7.08%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     RUSSELL 2000      LIPPER SMALL-CAP        LIPPER SMALL-CAP        USAA CAPITAL
                     GROWTH INDEX      GROWTH FUNDS INDEX    GROWTH FUNDS AVERAGE      GROWTH FUND
                     ------------      ------------------    --------------------      -------------
10/27/2000            $10000.00            $10000.00              $10000.00            $10000.00
10/31/2000             10399.00              9879.03                9894.03             10000.00
11/30/2000              8510.90              8196.65                8203.91              7850.00
12/31/2000              9031.69              8921.65                8903.25              8360.00
 1/31/2001              9762.71              9193.49                9178.34              8470.00
 2/28/2001              8424.48              8016.50                7954.14              6710.00
 3/31/2001              7658.54              7237.92                7196.93              5860.00
 4/30/2001              8596.15              8019.34                8098.66              6600.00
 5/31/2001              8795.26              8236.63                8267.79              6680.00
 6/30/2001              9035.11              8444.31                8499.35              6740.00
 7/31/2001              8264.33              7973.59                8009.64              6300.00
 8/31/2001              7748.21              7501.55                7531.05              5860.00
 9/30/2001              6498.00              6330.78                6381.27              4860.00
10/31/2001              7123.13              6794.68                6889.54              5120.00
11/30/2001              7717.73              7321.20                7443.80              5570.00
12/31/2001              8198.23              7764.70                7894.16              5750.00
 1/31/2002              7906.57              7529.91                7656.41              5480.00
 2/28/2002              7394.82              7074.23                7169.23              5210.00
 3/31/2002              8037.57              7652.60                7717.86              5480.00
 4/30/2002              7863.67              7450.70                7505.23              5400.00
 5/31/2002              7403.88              7151.81                7134.35              5140.00
 6/30/2002              6776.04              6620.38                6619.06              4740.00
 7/31/2002              5734.62              5681.47                5695.53              4260.00
 8/31/2002              5731.95              5673.22                5692.12              4350.00
 9/30/2002              5317.92              5329.16                5321.08              4090.00
10/31/2002              5586.91              5556.55                5546.01              4250.00
11/30/2002              6140.78              6021.96                5959.59              4420.00
12/31/2002              5717.28              5619.65                5574.79              4160.00
 1/31/2003              5561.96              5471.25                5438.67              4100.00
 2/28/2003              5413.64              5300.76                5285.91              4050.00
 3/31/2003              5495.60              5410.07                5373.75              4180.00
 4/30/2003              6015.70              5857.21                5817.26              4530.00
 5/31/2003              6693.62              6454.47                6379.53              4970.00
 6/30/2003              6822.62              6673.20                6556.40              5050.00
 7/31/2003              7338.39              7063.41                6954.81              5420.00
 8/31/2003              7732.54              7437.97                7342.81              5730.00
 9/30/2003              7536.80              7255.29                7164.76              5660.00
10/31/2003              8187.90              7913.52                7816.20              6230.00
11/30/2003              8454.85              8124.24                8059.41              6500.00
12/31/2003              8492.65              8135.81                8059.62              6460.00
 1/31/2004              8938.80              8516.46                8395.53              6700.00
 2/29/2004              8924.98              8484.45                8386.40              6700.00
 3/31/2004              8966.69              8425.81                8376.74              6710.00
 4/30/2004              8516.58              8014.08                7949.51              6460.00
 5/31/2004              8685.99              8181.24                8093.59              6540.00
 6/30/2004              8975.01              8414.48                8337.48              6770.00
 7/31/2004              8169.41              7672.15                7627.13              6270.00
 8/31/2004              7993.53              7423.60                7393.38              6120.00
 9/30/2004              8435.54              7847.70                7825.98              6550.00
10/31/2004              8640.50              8067.73                8020.22              6640.00
11/30/2004              9370.85              8632.67                8584.39              7230.00
12/31/2004              9707.65              9013.70                8933.61              7510.00
 1/31/2005              9270.32              8672.54                8589.02              7310.00

                                   [END CHART]

                DATA SINCE INCEPTION ON 10/27/00 THROUGH 1/31/05.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Capital Growth Fund to the following benchmarks:

                 o The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lipper Small-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Growth Funds category.

                 o The Lipper Small-Cap Growth Funds Average is an average performance level of all small-cap growth funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

WILLIAM L. ELCOCK
   Batterymarch Financial Management, Inc.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Capital Growth Fund had a total return of 16.59% for the six months ended January 31, 2005. This compares favorably to a 12.58% return for the Lipper Small-Cap Growth Funds Average, a 13.04% return for the Lipper Small-Cap Growth Funds Index, and a 13.48% return for the Russell 2000 Growth Index.

CAN YOU DESCRIBE THE MARKET ENVIRONMENT?

                 The period was marked by low volatility and high correlation among stock returns. In other words, stock prices were relatively stable, and when they did move, they tended to move in tandem. This suggests that investors were driven more by big-picture macroeconomic concerns than by underlying individual stock fundamentals. We saw this drive in the market rally that followed the election.

HOW DID THE FUND MANAGE TO OUTPERFORM THE RUSSELL 2000 GROWTH INDEX IN THIS ENVIRONMENT?

                 At Batterymarch, we believe that investment returns over the long term are driven by strong fundamentals across four categories: earnings growth, value, expectations, and cash flow. During the period, individual stock selection (particularly in the retail, health care services, consumer services, and consumer cyclical sectors) was the key to the Fund's performance. Major individual contributors included Penn National Gaming, Inc.,

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 an owner and operator of casinos and racetracks; Province Healthcare Co., which runs community-based hospitals outside of urban areas and is about to be purchased; and Southwestern Energy Co., which specializes in natural gas exploration and production.

                 Stocks that detracted from performance included Charlotte Russe Holding, Inc., a fashion retailer with disappointing holiday sales, and Multimedia Games, Inc., an interactive gaming company that succumbed to competitive pressures. Overall, sector allocation, as compared to the Russell 2000 Growth Index, had a positive impact on performance, especially our underweight positions in technology and health care stocks and our overweight position in the health care services sector.

DID YOU MAKE MAJOR SHIFTS IN ALLOCATION AMONG INDUSTRY SECTORS DURING THE
PERIOD?

                 We increased exposure to health care services as well as to the software and services sector (through technology service providers) and to retail (through specialty retailers). We significantly trimmed positions in the health care sector, most notably in biotechnology and medical specialties companies. We also reduced positions in the technology sector, particularly semiconductor stocks, as well as in the consumer cyclicals sector.

WHAT'S YOUR MARKET OUTLOOK?

                 While the U.S. economy has slowed, it continues to expand, with moderating earnings growth expected for U.S. stocks in 2005. With certain major issues now behind us, such as the presidential election and the possible peak in energy prices,

                 CHARLOTTE RUSSE HOLDING, INC. AND MULTIMEDIA GAMES, INC. WERE SOLD OUT OF THE FUND PRIOR TO JANUARY 31, 2005.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-20.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 investors may be ready to turn their attention back to company fundamentals. Small-cap stocks still have higher expected earnings growth than larger caps, and we are finding fast-growing companies that we believe offer attractive investment opportunities.

                 We thank you, our shareholders, for your continued confidence and support.

                                         *  *  *  *

                    THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                 RATING(TM) OF 4 STARS IN THE SMALL GROWTH CATEGORY (553 FUNDS
                  IN CATEGORY) AS OF JANUARY 31, 2005. THE OVERALL MORNINGSTAR
                  RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND
                      10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

                 With respect to the small growth category, the USAA Capital Growth Fund received a Morningstar Rating of 4 stars for the three-year period among 553 funds through January 31, 2005. Ratings are based on risk-adjusted returns.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK- ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                      [LOGO OF            [LOGO OF            [LOGO OF
                    LIPPER LEADER        LIPPER LEADER       LIPPER LEADER
                    -------------        -------------      ----------------
                    TOTAL RETURN]          EXPENSE]         TAX EFFICIENCY]

                 The Fund is listed as a Lipper Leader for Total Return, Expense and Tax Efficiency of 425, 426, and 424 funds, respectively, within the Lipper Small-Cap Growth Funds category for the overall period ending January 31, 2005. The Fund received a Lipper Leader rating for Total Return among 425 funds for the three-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

                 LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JANUARY 31, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 426 FUNDS FOR THE THREE-YEAR PERIOD. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF JANUARY 31, 2005. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE FUND RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 424 FUNDS FOR THE THREE-YEAR PERIOD. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, EXPENSE, AND TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10- YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------------
                  TOP 10 EQUITY HOLDINGS
                    (% of Net Assets)
---------------------------------------------------------

Apria Healthcare Group, Inc.                         2.1%

Penn National Gaming, Inc.                           2.0%

Guitar Center, Inc.                                  1.9%

Aeropostale, Inc.                                    1.8%

CACI International, Inc. "A"                         1.8%

Southwestern Energy Co.                              1.7%

Centene Corp.                                        1.6%

Waste Connections, Inc.                              1.6%

Pacific Sunwear of California, Inc.                  1.5%

Steel Dynamics, Inc.                                 1.5%
---------------------------------------------------------

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-20.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                     ASSET ALLOCATION
                         1/31/2005

           [PIE CHART OF ASSET ALLOCATION]

Industrials                                         21.8%
Consumer Discretionary                              21.0%
Health Care                                         18.1%
Information Technology                              17.2%
Energy                                               7.1%
Financials                                           7.1%
Materials                                            3.2%
Telecommunication Services                           1.2%
Consumer Staples                                     1.0%
Other*                                               6.1%

                     [END CHART]

                *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                 PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             COMMON STOCKS (97.7%)

             AEROSPACE & DEFENSE (2.7%)
   29,740    Armor Holdings, Inc.*                                               $  1,308
   24,200    Innovative Solutions & Support, Inc.*                                    691
      100    SI International, Inc.*                                                    2
   12,100    United Defense Industries, Inc.*                                         580
                                                                                 --------
                                                                                    2,581
                                                                                 --------
             AIR FREIGHT & LOGISTICS (1.5%)
   28,100    EGL, Inc.*                                                               850
   14,600    Forward Air Corp.*                                                       622
                                                                                 --------
                                                                                    1,472
                                                                                 --------
             ALTERNATIVE CARRIERS (0.5%)
   53,150    Premiere Global Services, Inc.*                                          523
                                                                                 --------
             APPAREL RETAIL (4.3%)
   61,065    Aeropostale, Inc.*                                                     1,697
   29,400    Men's Wearhouse, Inc.*                                                   978
   59,750    Pacific Sunwear of California, Inc.*                                   1,463
                                                                                 --------
                                                                                    4,138
                                                                                 --------
             APPLICATION SOFTWARE (3.1%)
   23,150    Catapult Communications Corp.*                                           516
   18,300    Hyperion Solutions Corp.*                                                879
  125,450    Parametric Technology Corp.*                                             715
   82,600    TIBCO Software, Inc.*                                                    908
                                                                                 --------
                                                                                    3,018
                                                                                 --------
             ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
   21,300    National Financial Partners Corp.                                        832
                                                                                 --------
             BIOTECHNOLOGY (0.8%)
    6,300    Charles River Laboratories International, Inc.*                          298
   21,600    Immunogen, Inc.*                                                         151
    4,120    Martek Biosciences Corp.*                                                218
    7,700    Telik, Inc.*                                                             146
                                                                                 --------
                                                                                      813
                                                                                 --------
             CASINOS & GAMING (3.9%)
   14,100    Argosy Gaming Co.*                                                       651
   29,400    Penn National Gaming, Inc.*                                            1,929
   45,800    Scientific Games Corp. "A"*                                            1,178
                                                                                 --------
                                                                                    3,758
                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             CATALOG RETAIL (0.2%)
    5,730    Coldwater Creek, Inc.*                                              $    156
                                                                                 --------
             COMMODITY CHEMICALS (0.9%)
   16,850    Georgia Gulf Corp.                                                       862
                                                                                 --------
             COMMUNICATIONS EQUIPMENT (1.0%)
   50,500    Polycom, Inc.*                                                           873
   11,950    Telular Corp.*                                                            73
                                                                                 --------
                                                                                      946
                                                                                 --------
             COMPUTER STORAGE & PERIPHERALS (3.0%)
   11,900    Avid Technology, Inc.*                                                   751
   80,810    Brocade Communications Systems, Inc.*                                    501
   38,660    Komag, Inc.*                                                             751
   83,300    Western Digital Corp.*                                                   897
                                                                                 --------
                                                                                    2,900
                                                                                 --------
             CONSTRUCTION & ENGINEERING (0.9%)
   33,600    Dycom Industries, Inc.*                                                  913
                                                                                 --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.0%)
   19,200    Joy Global, Inc.                                                         536
   33,400    Terex Corp.*                                                           1,438
                                                                                 --------
                                                                                    1,974
                                                                                 --------
             CONSUMER FINANCE (1.8%)
   23,150    Cash America International, Inc.                                         662
   22,900    CompuCredit Corp.*                                                       656
   15,450    First Cash Financial Services, Inc.*                                     401
                                                                                 --------
                                                                                    1,719
                                                                                 --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
   27,450    Euronet Worldwide, Inc.*                                                 660
                                                                                 --------
             DISTRIBUTORS (1.3%)
   38,300    Wesco International, Inc.*                                             1,294
                                                                                 --------
             DIVERSIFIED COMMERCIAL SERVICES (4.4%)
    7,050    Charles River Associates, Inc.*                                          306
   32,030    Coinstar, Inc.*                                                          801
   21,600    ITT Educational Services, Inc.*                                        1,061
   28,920    Portfolio Recovery Associates, Inc.*                                   1,197

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
    9,800    Rollins, Inc.                                                       $    243
   38,450    Sotheby's Holdings, Inc. "A"*                                            690
                                                                                 --------
                                                                                    4,298
                                                                                 --------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.9%)
   11,200    Amphenol Corp. "A"*                                                      441
   19,200    Electro Scientific Industries, Inc.*                                     339
    7,350    Fargo Electronics, Inc.*                                                 104
                                                                                 --------
                                                                                      884
                                                                                 --------
             ELECTRONIC MANUFACTURING SERVICES (1.2%)
   17,800    CyberOptics Corp.*                                                       241
   26,750    Trimble Navigation Ltd.*                                                 951
                                                                                 --------
                                                                                    1,192
                                                                                 --------
             EMPLOYMENT SERVICES (1.3%)
    9,500    Heidrick & Struggles International, Inc.*                                314
   57,830    Labor Ready, Inc.*                                                       916
                                                                                 --------
                                                                                    1,230
                                                                                 --------
             ENVIRONMENTAL SERVICES (1.6%)
   48,900    Waste Connections, Inc.*                                               1,538
                                                                                 --------
             FOOTWEAR (1.0%)
   64,880    Skechers U.S.A., Inc. "A"*                                               951
                                                                                 --------
             HEALTH CARE DISTRIBUTORS (1.1%)
   36,000    Owens & Minor, Inc.                                                    1,028
                                                                                 --------
             HEALTH CARE EQUIPMENT (4.8%)
   12,910    American Medical Systems Holdings, Inc.*                                 507
   22,900    Diagnostic Products Corp.                                              1,162
   14,820    IDEXX Laboratories, Inc.*                                                860
    4,600    Molecular Devices Corp.*                                                  87
   21,400    Respironics, Inc.*                                                     1,239
   20,253    Varian, Inc.*                                                            809
                                                                                 --------
                                                                                    4,664
                                                                                 --------
             HEALTH CARE FACILITIES (1.0%)
   39,400    Province Healthcare Co.*                                                 892
    2,500    VCA Antech, Inc.*                                                         46
                                                                                 --------
                                                                                      938
                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             HEALTH CARE SERVICES (6.0%)
   39,550    Amedisys, Inc.*                                                     $  1,190
   60,760    Apria Healthcare Group, Inc.*                                          1,993
   59,400    Dendrite International, Inc.*                                          1,074
   39,950    Option Care, Inc.(a)                                                     691
   37,100    Ventiv Health, Inc.*                                                     868
                                                                                 --------
                                                                                    5,816
                                                                                 --------
             HEALTH CARE SUPPLIES (0.5%)
   13,200    Anika Therapeutics, Inc.*                                                117
    6,050    Dade Behring Holdings, Inc.*                                             346
                                                                                 --------
                                                                                      463
                                                                                 --------
             HOMEBUILDING (1.8%)
    1,600    Beazer Homes USA, Inc.                                                   238
   18,800    Hovnanian Enterprises, Inc. "A"*                                         982
    8,200    Meritage Homes Corp.*                                                    530
                                                                                 --------
                                                                                    1,750
                                                                                 --------
             HYPERMARKETS & SUPER CENTERS (1.0%)
   32,900    BJ's Wholesale Club, Inc.*                                               941
                                                                                 --------
             INDUSTRIAL CONGLOMERATES (0.7%)
   18,600    Walter Industries, Inc.                                                  651
                                                                                 --------
             INDUSTRIAL MACHINERY (2.6%)
    7,650    Actuant Corp. "A"*                                                       399
   29,800    Briggs & Stratton Corp.                                                1,156
    8,950    Middleby Corp.                                                           451
   14,540    Mueller Industries, Inc.                                                 461
                                                                                 --------
                                                                                    2,467
                                                                                 --------
             INTERNET SOFTWARE & SERVICES (0.9%)
   87,800    Earthlink, Inc.*                                                         880
      750    Greenfield Online, Inc.*                                                  14
                                                                                 --------
                                                                                      894
                                                                                 --------
             IT CONSULTING & OTHER SERVICES (5.2%)
   39,000    Anteon International Corp.*                                            1,338
   33,840    CACI International, Inc. "A"*(a)                                       1,765
   46,900    Perot Systems Corp. "A"*                                                 692
   22,860    SRA International, Inc.*                                               1,269
                                                                                 --------
                                                                                    5,064
                                                                                 --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             LEISURE PRODUCTS (0.6%)
   32,400    Marvel Enterprises, Inc.*                                           $    579
                                                                                 --------
             MANAGED HEALTH CARE (3.1%)
   28,950    America Service Group, Inc.*                                             794
   45,000    Centene Corp.*                                                         1,510
   12,300    Sierra Health Services, Inc.*                                            676
                                                                                 --------
                                                                                    2,980
                                                                                 --------
             MOVIES & ENTERTAINMENT (1.3%)
  124,950    Lions Gate Entertainment Corp. (Canada)*                               1,247
                                                                                 --------
             OIL & GAS DRILLING (0.4%)
    9,550    Unit Corp.*                                                              349
                                                                                 --------
             OIL & GAS EQUIPMENT & SERVICES (3.5%)
   32,800    Cal Dive International, Inc.*                                          1,433
   17,250    Hydril Co.*                                                              863
   33,000    Maverick Tube Corp.*                                                   1,124
                                                                                 --------
                                                                                    3,420
                                                                                 --------
             OIL & GAS EXPLORATION & PRODUCTION (3.2%)
   14,900    Cabot Oil & Gas Corp. "A"                                                701
    2,500    Houston Exploration Co.*                                                 136
   14,750    Patina Oil & Gas Corp.                                                   541
   32,890    Southwestern Energy Co.*                                               1,687
                                                                                 --------
                                                                                    3,065
                                                                                 --------
             PHARMACEUTICALS (0.8%)
    3,350    Bone Care International, Inc.*                                            95
   28,200    Connetics Corp.*                                                         688
                                                                                 --------
                                                                                      783
                                                                                 --------
             RAILROADS (0.2%)
    7,700    Genesee & Wyoming, Inc. "A"*                                             195
                                                                                 --------
             REAL ESTATE INVESTMENT TRUSTS (0.9%)
   14,400    New Century Financial Corp.                                              862
                                                                                 --------
             REGIONAL BANKS (2.3%)
   19,800    Bank of the Ozarks, Inc.(a)                                              667
   17,600    Nara Bancorp, Inc.                                                       351

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
   13,200    UCBH Holdings, Inc.                                                 $    582
   40,700    Wilshire Bancorp, Inc.*                                                  626
                                                                                 --------
                                                                                    2,226
                                                                                 --------
             RESTAURANTS (2.1%)
   33,400    CEC Entertainment, Inc.*                                               1,307
   11,800    McCormick & Schmick's Seafood Restaurants, Inc.*                         173
   17,550    Sonic Corp.*                                                             559
                                                                                 --------
                                                                                    2,039
                                                                                 --------
             SEMICONDUCTOR EQUIPMENT (0.8%)
   49,800    Photronics, Inc.*                                                        747
                                                                                 --------
             SEMICONDUCTORS (0.4%)
   31,550    AMIS Holdings, Inc.*                                                     340
                                                                                 --------
             SPECIALTY STORES (4.5%)
   15,700    Aaron Rents, Inc.                                                        333
   19,000    Big 5 Sporting Goods Corp.                                               520
   32,330    Guitar Center, Inc.*                                                   1,851
   11,600    Pantry, Inc.*                                                            334
   19,700    Petco Animal Supplies, Inc.*                                             748
   19,200    Steiner Leisure Ltd.*                                                    596
                                                                                 --------
                                                                                    4,382
                                                                                 --------
             STEEL (2.3%)
   15,500    Metal Management, Inc.                                                   418
    8,307    Schnitzer Steel Industries, Inc. "A"                                     286
   39,200    Steel Dynamics, Inc.                                                   1,482
                                                                                 --------
                                                                                    2,186
                                                                                 --------
             THRIFTS & MORTGAGE FINANCE (1.2%)
   20,000    Commercial Capital Bancorp, Inc.                                         398
   19,500    Fremont General Corp.                                                    478
   24,496    W Holding Co., Inc.                                                      319
                                                                                 --------
                                                                                    1,195
                                                                                 --------
             TRADING COMPANIES & DISTRIBUTORS (1.4%)
   39,900    MSC Industrial Direct Co., Inc. "A"                                    1,381
                                                                                 --------
             TRUCKING (2.5%)
   19,400    Arkansas Best Corp.                                                      779
   18,500    Landstar System, Inc.*                                                   644
   27,250    Old Dominion Freight Line, Inc.*                                         963
                                                                                 --------
                                                                                    2,386
                                                                                 --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.7%)
   82,700    SBA Communications Corp. "A"*                                       $    708
                                                                                 --------
             Total common stocks (cost: $83,073)                                   94,398
                                                                                 --------
             MONEY MARKET INSTRUMENT (3.6%)

             MONEY MARKET FUND(b)
3,445,209    SSgA Prime Money Market Fund, 2.19% (cost: $3,445)                     3,445
                                                                                 --------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (2.5%)

             MONEY MARKET FUNDS (1.0%)(b)
  931,236    AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.26%             931
    3,960    Merrill Lynch Premier Institutional Fund, 2.25%                            4
                                                                                 --------
                                                                                      935
                                                                                 --------
PRINCIPAL
   AMOUNT
    (000)
---------

             REPURCHASE AGREEMENT (1.5%)(c)
   $1,500    Deutsche Bank Securities, Inc., 2.49%, acquired on 1/31/2005 and due 2/01/2005 at $1,500 (collateralized by $14,366 of
               Fannie Mae Interest-Only Notes(d), 4.52%(e), due 8/25/2033;
               market value $1,530)                                                 1,500
                                                                                 --------
             Total short-term investments purchased with cash collateral
               from securities loaned (cost: $2,435)                                2,435
                                                                                 --------

             TOTAL INVESTMENTS (COST: $88,953)                                   $100,278
                                                                                 ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2005.

         (b) Rate represents the money market fund annualized seven-day yield at January 31, 2005.

         (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2005.

         * Non-income-producing security for the 12 months preceding January 31, 2005.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
     on loan of $2,364) (identified cost of $88,953)                    $100,278
   Cash                                                                        1
   Receivables:
      Capital shares sold                                                    186
      USAA Investment Management Company (Note 7D)                           124
      Dividends and interest                                                   7
      Securities sold                                                      4,599
                                                                        --------
         Total assets                                                    105,195
                                                                        --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                     2,436
      Securities purchased                                                 5,911
      Capital shares redeemed                                                117
   Accrued management fees                                                    73
   Accrued transfer agent's fees                                               2
   Other accrued expenses and payables                                        13
                                                                        --------
         Total liabilities                                                 8,552
                                                                        --------
            Net assets applicable to capital shares outstanding         $ 96,643
                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $ 87,529
   Accumulated undistributed net investment loss                            (287)
   Accumulated net realized loss on investments                           (1,924)
   Net unrealized appreciation of investments                             11,325
                                                                        --------
            Net assets applicable to capital shares outstanding         $ 96,643
                                                                        ========
   Capital shares outstanding                                             13,222
                                                                        ========
   Authorized shares of $.01 par value                                   100,000
                                                                        ========
   Net asset value, redemption price, and offering price per share      $   7.31
                                                                        ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CAPITAL GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                            $   106
   Interest                                                                  15
   Securities lending                                                         4
                                                                        -------
      Total income                                                          125
                                                                        -------
EXPENSES
   Management fees                                                          383
   Administrative and servicing fees                                         65
   Transfer agent's fees                                                    199
   Custody and accounting fees                                               25
   Postage                                                                   17
   Shareholder reporting fees                                                 8
   Directors' fees                                                            3
   Registration fees                                                         15
   Professional fees                                                         18
   Other                                                                      3
                                                                        -------
      Total expenses                                                        736
   Expenses paid indirectly                                                 (26)
   Expenses reimbursed                                                     (298)
                                                                        -------
      Net expenses                                                          412
                                                                        -------
NET INVESTMENT LOSS                                                        (287)
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                      3,341
   Change in net unrealized appreciation/depreciation                    10,292
                                                                        -------
         Net realized and unrealized gain                                13,633
                                                                        -------
Increase in net assets resulting from operations                        $13,346
                                                                        =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CAPITAL GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED),
AND YEAR ENDED JULY 31, 2004

                                                                1/31/2005       7/31/2004
                                                                -------------------------
FROM OPERATIONS
   Net investment loss                                           $   (287)       $   (238)
   Net realized gain (loss) on investments                          3,341          13,492
   Change in net unrealized appreciation/depreciation
      of investments                                               10,292          (6,858)
                                                                 ------------------------
      Increase in net assets resulting
         from operations                                           13,346           6,396
                                                                 ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       17,481          48,019
   Cost of shares redeemed                                        (13,210)        (21,384)
                                                                 ------------------------
      Increase in net assets from capital
         share transactions                                         4,271          26,635
                                                                 ------------------------
Net increase in net assets                                         17,617          33,031

NET ASSETS
   Beginning of period                                             79,026          45,995
                                                                 ------------------------
   End of period                                                 $ 96,643        $ 79,026
                                                                 ========================
Accumulated undistributed net investment loss:
   End of period                                                 $   (287)       $      -
                                                                 ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      2,538           7,490
   Shares redeemed                                                 (1,928)         (3,371)
                                                                 ------------------------
      Increase in shares outstanding                                  610           4,119
                                                                 ========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Capital Growth Fund (the Fund). The Fund's investment objective is capital appreciation.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange
                 (NYSE) on each business day the exchange is open) as set forth below:

                 1. Equity securities, except as otherwise noted, traded
                    primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
                    (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                    calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

                 4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2005, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2005, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $26,000 and less than $500, respectively, resulting in a total reduction in Fund expenses of $26,000.

              G. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA

30

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

         Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under this agreement, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2005, the Fund paid CAPCO facility fees of less than $500. The Fund had no borrowings under any of these agreements during the six-month period ended January 31, 2005.

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           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2005, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2004, the Fund had capital loss carryovers of $5,241,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2005, were $83,891,000 and $80,648,000, respectively.

         The cost of securities, including short-term securities, at January 31, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2005, were $12,747,000 and $1,422,000, respectively, resulting in net unrealized appreciation of $11,325,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency.

32

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           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

         These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of January 31, 2005, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended January 31, 2005, the Fund received securities-lending income of $4,000, which is net of the 20% income retained by MetWest. As of January 31, 2005, the Fund loaned securities having a fair market

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

         value of approximately $2,364,000 and received cash collateral of $2,436,000 for the loans. Of this amount, $2,435,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                 The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Small-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Growth Funds category. Prior to October 18, 2002, the performance adjustment was based on the performance of the Fund relative to the Lipper Mid-Cap Growth Funds Index, which tracks the total return

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                 performance of the 30 largest funds in the Lipper Mid-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.85% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Small-Cap Growth Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended January 31, 2005, the Fund incurred total management fees, paid or payable to the Manager,

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                 of $383,000, which included a performance adjustment of $11,000 that increased the base management fee of 0.85% by 0.03%.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Batterymarch Financial Management, Inc. (Batterymarch), under which Batterymarch directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee in the annual amount of 0.50% of the portion of the Fund's average daily net assets that Batterymarch manages. For the six-month period ended January 31, 2005, the Manager paid Batterymarch subadvisory fees of $219,000.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2005, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $65,000.

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2005, the Fund incurred reimbursable expenses of $298,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to

36

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                 the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $199,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                  SIX-MONTH
                                                 PERIOD ENDED                                                 PERIOD ENDED
                                                 JANUARY 31,                 YEAR ENDED JULY 31,                  JULY 31,
                                                 -------------------------------------------------------------------------
                                                    2005              2004            2003            2002            2001*
                                                 -------------------------------------------------------------------------
Net asset value at beginning of period           $  6.27           $  5.42         $  4.26         $  6.30         $ 10.00
                                                 -------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                              (.02)(a)          (.02)(a)        (.01)(a)        (.04)(a)        (.04)(a)
   Net realized and unrealized gain (loss)          1.06(a)            .87(a)         1.17(a)        (2.00)(a)       (3.66)(a)
                                                 -------------------------------------------------------------------------
Total from investment operations                    1.04(a)            .85(a)         1.16(a)        (2.04)(a)       (3.70)(a)
                                                 -------------------------------------------------------------------------
Net asset value at end of period                 $  7.31           $  6.27         $  5.42         $  4.26         $  6.30
                                                 =========================================================================
Total return (%)                                   16.59             15.68           27.23          (32.54)         (37.00)
Net assets at end of period (000)                $96,643           $79,026         $45,995         $28,301         $26,544
Ratio of expenses to average
   net assets (%)**                                 1.00(b,c,d)       1.00(c,d)       1.00(c,d)       1.00(c,d)       1.85(b,c,d)
Ratio of expenses to average net assets,
   excluding reimbursements (%)**                   1.68(b,c)         1.74(c)         2.41(c)         2.54(c)         2.43(b,c)
Ratio of net investment loss to average
   net assets (%)**                                 (.65)(b)          (.34)           (.28)           (.69)           (.84)(b)
Portfolio turnover (%)                             94.02            194.75          151.07          188.09            8.49

  *  Fund commenced operations on October 27, 2000.
 **  For the six-month period ended January 31, 2005, average net assets were $86,927,000.
 (a) Calculated using average shares. For the six-month period ended January 31, 2005, average shares were 12,815,000.
 (b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                    (.06%)            (.09%)          (.07%)             -               -
 (d) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to
     1.00% of the Fund's average net assets. Prior to this date, the voluntary expense limit was 1.85%.

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period of August 1, 2004, through January 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                             BEGINNING              ENDING            DURING PERIOD*
                                           ACCOUNT VALUE         ACCOUNT VALUE      AUGUST 1, 2004 -
                                           AUGUST 1, 2004       JANUARY 31, 2005    JANUARY 31, 2005
                                           ---------------------------------------------------------
Actual                                       $1,000.00             $1,165.90              $5.13
Hypothetical (5% return before expenses)      1,000.00              1,020.47               4.78

*Expenses are equal to the Fund's annualized expense ratio of 0.94%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 16.59% for the six-month period of August 1, 2004, through January 31, 2005.

40

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

            DIRECTORS        Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        (800) 531-8181
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             (800) 531-8448

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        (800) 531-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

36843-0305                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 18, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 18, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MARCH 18, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.